Restricted Cash (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)
Restricted Cash (Textual)
Notes payable	$ 2,462,044		$ 1,377,106
Non-cancellable letters of credit outstanding	63,000		97,200
Restricted cash - non-current			$ 500,000
Restricted cash - Current	$ 43,600
RMB [Member]
Restricted Cash (Textual)
Restricted cash - Current | ¥		¥ 300,000